Inventories	12 Months Ended
Dec. 31, 2020
Classes of current inventories [abstract]
Disclosure of inventories [text block]	Note 23 Inventories

Amounts in US$ '000	2020	2019
Crude oil	7,537	4,285
Materials and spares	5,789	7,162
	13,326	11,447